Application of New Standards, Amendments and Interpretations (Tables)	12 Months Ended
Dec. 31, 2022
Application of New Standards, Amendments and Interpretations
Summary of new and amended standards adopted by the Group

New Standards, Interpretations and Amendments	Effective date by IASB
Amendments to IFRS 3, ‘Reference to the conceptual framework’	January 1, 2022
Amendments to IAS 16, ‘Property, plant and equipment: proceeds before intended use’	January 1, 2022
Amendments to IAS 37, ‘Onerous contracts—cost of fulfilling a contract’	January 1, 2022
Annual improvements to IFRS Standards 2018–2020	January 1, 2022

Summary of new and revised International Financial Reporting Standards not yet adopted

New Standards, Interpretations and Amendments	Effective date by IASB
Amendments to IAS 1, ‘Disclosure of accounting policies’	January 1, 2023
Amendments to IAS 8, ‘Definition of accounting estimates’	January 1, 2023
Amendments to IAS 12, ‘Deferred tax related to assets and liabilities arising from a single transaction’	January 1, 2023
Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’	To be determined by IASB
Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’	January 1, 2024
Amendments to IAS 1, ‘Classification of liabilities as current or non-current’	January 1, 2024
Amendments to IAS 1, ‘Non-current liabilities with covenants’	January 1, 2024